Steven I. Koszalka Secretary American Funds Insurance Series 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 Tel (213) 486-9455 Fax siik@capgroup.com

February 11, 2022

Document Control

Division of Investment Management

Securities and Exchange Commission

Office of Insurance Products

100 F Street, NE

Washington, DC 20549

Re:	American Funds Insurance Series
File No. 002-86838 and No. 811-03857

Enclosed is Form N-1A, Post-Effective Amendment No. 100 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 100 to the Registration Statement under the Investment Company Act of 1940, of American Funds Insurance Series. This registration statement contains amendments reflecting, among other things, certain revisions to the fund’s investment strategies and the addition of a management fee waiver. This filing is being made pursuant to Rule 485(a) under the Securities Act, and we propose that it become effective on May 1, 2022.

If you have any questions about the enclosed, please telephone Josh Diggs at 213/615-0047 or me at 213/486-9447.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

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